Shareholder Report, Holdings (Details)	May 31, 2025
Columbia Adaptive Risk Allocation Fund-Class A | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Adaptive Risk Allocation Fund-Class A | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Adaptive Risk Allocation Fund-Class A | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Columbia Adaptive Risk Allocation Fund-Class A | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Adaptive Risk Allocation Fund-Class A | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Columbia Adaptive Risk Allocation Fund-Class A | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Adaptive Risk Allocation Fund-Class A | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Adaptive Risk Allocation Fund-Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Adaptive Risk Allocation Fund-Class A | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Adaptive Risk Allocation Fund-Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Adaptive Risk Allocation Fund-Class A | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Adaptive Risk Allocation Fund-Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Adaptive Risk Allocation Fund-Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Adaptive Risk Allocation Fund-Class A | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Adaptive Risk Allocation Fund-Class C | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Adaptive Risk Allocation Fund-Class C | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Adaptive Risk Allocation Fund-Class C | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Columbia Adaptive Risk Allocation Fund-Class C | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Adaptive Risk Allocation Fund-Class C | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Columbia Adaptive Risk Allocation Fund-Class C | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Adaptive Risk Allocation Fund-Class C | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Adaptive Risk Allocation Fund-Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Adaptive Risk Allocation Fund-Class C | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Adaptive Risk Allocation Fund-Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Adaptive Risk Allocation Fund-Class C | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Adaptive Risk Allocation Fund-Class C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Adaptive Risk Allocation Fund-Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Adaptive Risk Allocation Fund-Class C | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Adaptive Risk Allocation Fund Institutional Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Adaptive Risk Allocation Fund Institutional Class | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Adaptive Risk Allocation Fund Institutional Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Columbia Adaptive Risk Allocation Fund Institutional Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Adaptive Risk Allocation Fund Institutional Class | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Columbia Adaptive Risk Allocation Fund Institutional Class | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Adaptive Risk Allocation Fund Institutional Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Adaptive Risk Allocation Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Adaptive Risk Allocation Fund Institutional Class | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Adaptive Risk Allocation Fund Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Adaptive Risk Allocation Fund Institutional Class | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Adaptive Risk Allocation Fund Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Adaptive Risk Allocation Fund Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Adaptive Risk Allocation Fund Institutional Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Adaptive Risk Allocation Fund - Institutional 2 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Adaptive Risk Allocation Fund - Institutional 3 Class | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Adaptive Risk Allocation Fund - Class S | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Adaptive Risk Allocation Fund - Class S | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
Columbia Adaptive Risk Allocation Fund - Class S | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Columbia Adaptive Risk Allocation Fund - Class S | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Adaptive Risk Allocation Fund - Class S | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Adaptive Risk Allocation Fund - Class S | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Columbia Adaptive Risk Allocation Fund - Class S | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Adaptive Risk Allocation Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
Columbia Adaptive Risk Allocation Fund - Class S | Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Adaptive Risk Allocation Fund - Class S | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Adaptive Risk Allocation Fund - Class S | Alternative Strategies Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Adaptive Risk Allocation Fund - Class S | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Adaptive Risk Allocation Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Adaptive Risk Allocation Fund - Class S | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%